Other Comprehensive Income (Loss) (Schedule of Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Other Comprehensive Income (Loss), before Tax [Abstract]
Foreign currency translation adjustments, Before-tax amount	¥ 12,555	¥ 17,250	¥ 1,422
Net unrealized gains (losses) arising during the year, Before-tax amount	361	321	(509)
Less reclassification adjustments for net gains (losses) realized in earnings, Before-tax amount	(1,396)	(1)	1,267
Net unrealized gains (losses), Before-tax amount	(1,035)	320	758
Pension related adjustment, Before-tax amount	165	(1,908)	(7,191)
Other comprehensive income (loss), Before-tax amount	11,685	15,662	(5,011)
Foreign currency translation adjustments, Tax (expense) or benefit
Net unrealized gains (losses) arising during the year, Tax (expense) or benefit	(101)	(156)	293
Less reclassification adjustments for net gains (losses) realized in earnings, Tax (expense) or benefit	494	10	(449)
Net unrealized gains (losses), Tax (expense) or benefit	393	(146)	(156)
Pension related adjustment, Tax (expense) or benefit	177	129	863
Other comprehensive income (loss), Tax (expense) or benefit	570	(17)	707
Foreign currency translation adjustments, Net-of-tax amount	12,555	17,250	1,422
Net unrealized gains (losses) arising during the year, Net-of-tax amount	260	165	(216)
Less reclassification adjustments for net gains (losses) realized in earnings, Net-of-tax amount	(902)	9	818
Net unrealized gains (losses), Net-of-tax amount	(642)	174	602
Pension related adjustment, Net-of-tax amount	342	(1,779)	(6,328)
Total other comprehensive income (loss)	¥ 12,255	¥ 15,645	¥ (4,304)